UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1444

DWS Value Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 02/28

Date of reporting period: 05/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2008 (Unaudited)

DWS Enhanced S&P 500 Index Fund

	Shares	Value ($)

Common Stocks 99.8%
Consumer Discretionary 6.9%
Auto Components 0.3%
Johnson Controls, Inc.	7,600	258,856
Automobiles 0.5%
Ford Motor Co.* (a)	35,100	238,680
Harley-Davidson, Inc.	4,374	181,827

		420,507
Distributors 0.1%
Genuine Parts Co.	2,900	127,629
Diversified Consumer Services 0.4%
Apollo Group, Inc. "A"*	1,600	76,464

H&R Block, Inc.	10,004	233,493

		309,957
Hotels Restaurants & Leisure 1.3%
Carnival Corp.	700	28,042
Darden Restaurants, Inc.	5,600	191,800
McDonald's Corp.	11,008	652,995
Wyndham Worldwide Corp.	3,700	80,956
Yum! Brands, Inc.	4,400	174,680

		1,128,473
Household Durables 0.6%
D.R. Horton, Inc.	4,200	53,382
KB Home	2,800	57,428
Lennar Corp. "A"	6,500	109,720
Pulte Homes, Inc.	10,100	123,523
Snap-on, Inc.	600	37,152
Whirlpool Corp.	1,700	125,256

		506,461
Internet & Catalog Retail 0.0%
Expedia, Inc.*	1,400	33,950
Leisure Equipment & Products 0.2%
Mattel, Inc.	10,375	208,952
Media 1.1%
CBS Corp. "B"	6,400	138,112
E.W. Scripps Co. "A"	1,400	65,940
Gannett Co., Inc.	5,417	156,064
McGraw-Hill Companies, Inc.	700	29,043
New York Times Co. "A" (a)	2,000	34,840
Omnicom Group, Inc.	1,700	83,317
Viacom, Inc. "B"*	5,600	200,592
Walt Disney Co.	9,100	305,760

		1,013,668
Multiline Retail 0.3%
Family Dollar Stores, Inc.	3,800	81,320
J.C. Penney Co., Inc.	900	36,216
Kohl's Corp.*	3,400	152,320
Sears Holdings Corp.*	400	33,888

		303,744
Specialty Retail 1.3%
Abercrombie & Fitch Co. "A"	400	29,040
AutoZone, Inc.*	1,200	151,872
Best Buy Co., Inc.	2,800	130,732
Circuit City Stores, Inc.	16,600	81,506
GameStop Corp. "A"*	600	29,760
RadioShack Corp.	7,900	115,735
Staples, Inc.	1,300	30,485
The Gap, Inc.	9,300	169,725
The Sherwin-Williams Co.	3,547	199,164
TJX Companies, Inc.	6,400	205,184

		1,143,203
Textiles, Apparel & Luxury Goods 0.8%
Liz Claiborne, Inc.	3,900	68,094
NIKE, Inc. "B"	5,718	390,940
VF Corp.	2,700	204,390

		663,424

Consumer Staples 11.5%
Beverages 2.8%
Anheuser-Busch Companies, Inc.	3,564	204,787
Brown-Forman Corp. "B"	1,600	120,288
Coca-Cola Co.	16,139	924,119
Coca-Cola Enterprises, Inc.	900	18,126
Molson Coors Brewing Co. "B"	3,200	185,600
Pepsi Bottling Group, Inc.	3,600	116,712
PepsiCo, Inc.	13,105	895,072

		2,464,704
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	2,200	156,904
Kroger Co.	6,700	185,188
Safeway, Inc.	8,444	269,110
Sysco Corp.	2,300	70,978
Wal-Mart Stores, Inc.	19,488	1,125,237
Walgreen Co.	7,300	262,946
Whole Foods Market, Inc.	700	20,300

		2,090,663
Food Products 2.5%
Archer-Daniels-Midland Co.	4,300	170,710
Campbell Soup Co.	6,300	210,924
ConAgra Foods, Inc.	8,000	188,640
Dean Foods Co.*	2,400	52,200
General Mills, Inc.	5,584	352,909
H.J. Heinz Co.	6,100	304,451
Kellogg Co.	1,100	56,991
Kraft Foods, Inc. "A"	14,319	465,081
McCormick & Co., Inc.	2,200	82,676
Sara Lee Corp.	9,200	126,776
Tyson Foods, Inc. "A"	1,800	33,912
Wm. Wrigley Jr. Co.	2,100	161,973

		2,207,243
Household Products 2.3%
Clorox Co.	1,000	57,130
Colgate-Palmolive Co.	1,900	141,284
Kimberly-Clark Corp.	5,706	364,043
Procter & Gamble Co.	22,587	1,491,871

		2,054,328
Personal Products 0.1%
Avon Products, Inc.	1,400	54,684
Estee Lauder Companies, Inc. "A"	1,900	90,440

		145,124
Tobacco 1.5%
Altria Group, Inc.	16,403	365,131
Philip Morris International, Inc.*	16,803	884,846
UST, Inc.	1,100	60,753

		1,310,730
Energy 15.8%
Energy Equipment & Services 3.2%
Baker Hughes, Inc.	900	79,758
BJ Services Co.	4,000	120,800

ENSCO International, Inc.	2,200	158,026
Halliburton Co.	4,700	228,326
Nabors Industries Ltd.*	4,200	176,568
National-Oilwell Varco, Inc.*	2,900	241,628
Noble Corp.	3,500	220,990
Rowan Companies, Inc.	2,500	110,375
Schlumberger Ltd.	7,241	732,283
Smith International, Inc.	2,900	228,868
Transocean, Inc.*	1,249	187,587
Weatherford International Ltd.*	7,600	346,788

		2,831,997
Oil, Gas & Consumable Fuels 12.6%
Anadarko Petroleum Corp.	6,482	485,956
Apache Corp.	3,986	534,363
Chesapeake Energy Corp.	7,589	415,650
Chevron Corp.	16,000	1,586,400
ConocoPhillips	12,777	1,189,539
CONSOL Energy, Inc.	3,600	351,216
Devon Energy Corp.	4,992	578,772
El Paso Corp.	5,600	109,480
EOG Resources, Inc.	2,400	308,712
ExxonMobil Corp.	38,579	3,424,272
Hess Corp.	2,300	282,463
Marathon Oil Corp.	5,208	267,639
Murphy Oil Corp.	2,400	222,360
Noble Energy, Inc.	300	29,235
Occidental Petroleum Corp.	8,000	735,440
Peabody Energy Corp.	500	36,960
Range Resources Corp.	400	26,304
Spectra Energy Corp.	5,400	145,908
Sunoco, Inc.	3,300	146,751
Valero Energy Corp.	4,400	223,696
XTO Energy, Inc.	2,925	186,088

		11,287,204
Financials 13.2%
Capital Markets 2.4%
Ameriprise Financial, Inc.	4,016	189,796
Bank of New York Mellon Corp.	7,652	340,743
Charles Schwab Corp.	8,000	177,440
Federated Investors, Inc. "B"	4,100	150,921
Janus Capital Group, Inc.	4,300	124,700
Lehman Brothers Holdings, Inc.	1,900	69,939
Morgan Stanley	6,016	266,088
Northern Trust Corp.	400	30,400
State Street Corp.	2,700	194,454
The Goldman Sachs Group, Inc.	3,370	594,502

		2,138,983
Commercial Banks 1.5%
BB&T Corp.	1,100	34,617
Huntington Bancshares, Inc.	5,600	49,896
M&T Bank Corp.	1,100	95,326
Marshall & Ilsley Corp.	1,500	34,860
PNC Financial Services Group, Inc.	2,900	186,325
Regions Financial Corp.	1,800	32,076

Toronto-Dominion Bank	786	56,781
Wachovia Corp.	2,765	65,807
Wells Fargo & Co.	27,167	748,994

		1,304,682
Consumer Finance 0.3%
Discover Financial Services	8,001	137,217
SLM Corp.*	6,000	136,020

		273,237
Diversified Financial Services 2.5%
Bank of America Corp.	28,472	968,333
Citigroup, Inc.	31,353	686,317
JPMorgan Chase & Co.	13,944	599,592

		2,254,242
Insurance 6.0%
ACE Ltd.	3,400	204,238
Aflac, Inc.	6,400	429,632
Allstate Corp.	7,597	386,991
American International Group, Inc.	19,733	710,388
Assurant, Inc.	1,500	102,045
Chubb Corp.	6,200	333,312
Cincinnati Financial Corp.	3,620	126,772
Genworth Financial, Inc. "A"	8,900	196,690
Hartford Financial Services Group, Inc.	4,400	312,708
Loews Corp.	2,600	128,882
Marsh & McLennan Companies, Inc.	2,600	70,798
MetLife, Inc.	7,120	427,414
Principal Financial Group, Inc.	4,568	246,124
Progressive Corp.	7,100	142,426
Prudential Financial, Inc.	5,107	381,493
Safeco Corp.	3,500	234,500
The Travelers Companies, Inc.	7,100	353,651
Torchmark Corp.	3,400	215,594
Unum Group	9,500	228,760
XL Capital Ltd. "A"	2,100	73,311

		5,305,729
Real Estate Investment Trusts 0.4%
Apartment Investment & Management Co. "A" (REIT)	4,743	187,680
General Growth Properties, Inc. (REIT)	1,800	74,808
ProLogis (REIT)	1,600	99,088
Public Storage (REIT)	400	35,252

		396,828
Thrifts & Mortgage Finance 0.1%
Washington Mutual, Inc.	7,100	64,042
Health Care 11.5%
Biotechnology 0.9%
Amgen, Inc.*	5,900	259,777
Biogen Idec, Inc.*	2,800	175,700
Genzyme Corp.*	300	20,538
Gilead Sciences, Inc.*	6,000	331,920

		787,935
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	7,207	440,348
Becton, Dickinson & Co.	3,000	253,350

C.R. Bard, Inc.	700	63,840
Covidien Ltd.	4,400	220,396
Hospira, Inc.*	1,400	58,716
Medtronic, Inc.	7,600	385,092
St. Jude Medical, Inc.*	4,200	171,150
Stryker Corp.	2,500	161,375
Varian Medical Systems, Inc.*	400	19,016

		1,773,283
Health Care Providers & Services 2.4%
Aetna, Inc.	3,700	174,492
AmerisourceBergen Corp.	500	20,665
Cardinal Health, Inc.	1,300	73,502
CIGNA Corp.	3,200	129,920
Coventry Health Care, Inc.*	2,300	105,869
Express Scripts, Inc.*	2,100	151,431
Humana, Inc.*	1,800	91,890
Laboratory Corp. of America Holdings*	3,072	226,683
McKesson Corp.	2,700	155,655
Medco Health Solutions, Inc.*	3,900	188,955
Quest Diagnostics, Inc.	2,600	131,066
Tenet Healthcare Corp.*	6,900	40,710
UnitedHealth Group, Inc.	11,924	407,920
WellPoint, Inc.*	4,500	251,190

		2,149,948
Health Care Technology 0.0%
IMS Health, Inc.	1,300	31,512
Life Sciences Tools & Services 0.1%
Applera Corp. - Applied Biosystems Group	2,400	83,424
Pharmaceuticals 6.1%
Abbott Laboratories	13,204	744,045
Barr Pharmaceuticals, Inc.*	1,200	52,560
Bristol-Myers Squibb Co.	15,324	349,234
Eli Lilly & Co.	5,600	269,584
Forest Laboratories, Inc.*	1,500	53,865
Johnson & Johnson	21,808	1,455,466
King Pharmaceuticals, Inc.*	10,600	108,756
Merck & Co., Inc.	17,713	690,098
Mylan, Inc.	5,100	68,085
Pfizer, Inc.	52,966	1,025,422
Schering-Plough Corp.	11,730	239,292
Watson Pharmaceuticals, Inc.*	800	22,848
Wyeth	7,000	311,290

		5,390,545
Industrials 11.9%
Aerospace & Defense 3.5%
Boeing Co.	107	8,856
General Dynamics Corp.	5,031	463,607
Goodrich Corp.	2,300	149,063
Honeywell International, Inc.	7,700	459,074
L-3 Communications Holdings, Inc.	1,500	161,085
Lockheed Martin Corp.	3,830	419,155
Northrop Grumman Corp.	4,700	354,662
Raytheon Co.	5,461	348,740

Rockwell Collins, Inc.	2,200	135,014
United Technologies Corp.	8,804	625,436

		3,124,692
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	600	38,700
Expeditors International of Washington, Inc.	700	32,956
United Parcel Service, Inc. "B"	6,213	441,247

		512,903
Airlines 0.1%
Southwest Airlines Co.	4,500	58,770
Building Products 0.2%
Trane, Inc.	3,600	167,112
Commercial Services & Supplies 0.4%
Avery Dennison Corp.	2,400	123,792
Cintas Corp.	900	26,568
R.R. Donnelley & Sons Co.	4,100	134,603
Waste Management, Inc.	2,400	91,032

		375,995
Construction & Engineering 0.0%
Jacobs Engineering Group, Inc.*	400	37,912
Electrical Equipment 0.3%
Cooper Industries Ltd. "A"	3,100	144,553
Rockwell Automation, Inc.	1,300	76,115

		220,668
Industrial Conglomerates 3.2%
3M Co.	6,799	527,331
General Electric Co.	66,613	2,046,351
Textron, Inc.	1,300	81,315
Tyco International Ltd.	4,500	203,355

		2,858,352
Machinery 2.3%
Caterpillar, Inc.	3,100	256,184
Cummins, Inc.	4,320	304,215
Danaher Corp.	4,029	314,987
Deere & Co.	4,200	341,628
Eaton Corp.	1,900	183,692
Illinois Tool Works, Inc.	6,200	332,940
Manitowoc Co., Inc.	900	35,010
Parker Hannifin Corp.	3,200	270,944

		2,039,600
Road & Rail 1.1%
CSX Corp.	6,800	469,608
Norfolk Southern Corp.	500	33,690
Union Pacific Corp.	6,142	505,548

		1,008,846
Trading Companies & Distributors 0.2%
W.W. Grainger, Inc.	2,400	219,024
Information Technology 15.0%
Communications Equipment 1.5%
Cisco Systems, Inc.*	25,152	672,062
Corning, Inc.	5,300	144,902
QUALCOMM, Inc.	10,728	520,737

Tellabs, Inc.*	6,000	32,640

		1,370,341
Computers & Peripherals 4.7%
Apple, Inc.*	6,738	1,271,797
Dell, Inc.*	21,400	493,484
Hewlett-Packard Co.	18,796	884,540
International Business Machines Corp.	10,613	1,373,641
Lexmark International, Inc. "A"*	1,500	55,290
QLogic Corp.*	2,600	41,054
Sun Microsystems, Inc.*	2,400	31,080
Teradata Corp.*	2,700	72,927

		4,223,813
Electronic Equipment & Instruments 0.4%
Jabil Circuit, Inc.	5,600	71,232
Molex, Inc.	3,000	83,520
Tyco Electronics Ltd.	4,900	196,588

		351,340
Internet Software & Services 1.2%
Google, Inc. "A"*	1,849	1,083,144
IT Services 1.3%
Affiliated Computer Services, Inc. "A"*	2,500	135,500
Automatic Data Processing, Inc.	3,500	150,675
Computer Sciences Corp.*	2,600	127,790
Electronic Data Systems Corp.	7,800	191,022
Fidelity National Information Services, Inc.	3,200	128,896
Fiserv, Inc.*	3,200	167,552
Total System Services, Inc.	4,193	102,812
Western Union Co.	5,300	125,292

		1,129,539
Office Electronics 0.0%
Xerox Corp.	2,100	28,518
Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc.*	12,700	87,376
Altera Corp.	1,900	43,966
Applied Materials, Inc.	7,200	142,632
Intel Corp.	45,594	1,056,869
KLA-Tencor Corp.	800	36,896
LSI Corp.*	12,300	89,421
MEMC Electronic Materials, Inc.*	600	41,196
Microchip Technology, Inc.	1,100	40,524
Micron Technology, Inc.*	18,200	146,874
Teradyne, Inc.*	4,300	59,082
Texas Instruments, Inc.	15,400	500,192
Xilinx, Inc.	1,600	43,520

		2,288,548
Software 3.3%
Adobe Systems, Inc.*	1,900	83,714
Autodesk, Inc.*	3,300	135,828
Citrix Systems, Inc.*	800	27,384
Compuware Corp.*	4,100	41,779
Intuit, Inc.*	5,300	153,488
Microsoft Corp.	56,270	1,593,566
Oracle Corp.*	26,299	600,669

Symantec Corp.*	12,000	260,760

		2,897,188
Materials 5.1%
Chemicals 3.0%
Air Products & Chemicals, Inc.	2,000	203,840
Dow Chemical Co.	8,700	351,480
E.I. du Pont de Nemours & Co.	7,987	382,657
Eastman Chemical Co.	1,300	99,593
Ecolab, Inc.	1,400	62,762
Hercules, Inc.	7,100	146,473
International Flavors & Fragrances, Inc.	3,100	130,076
Monsanto Co.	3,000	382,200
PPG Industries, Inc.	3,600	226,908
Praxair, Inc.	2,700	256,662
Rohm & Haas Co.	2,700	145,746
Sigma-Aldrich Corp.	4,500	264,420

		2,652,817
Containers & Packaging 0.3%
Ball Corp.	2,700	146,610
Bemis Co., Inc.	1,100	29,260
Pactiv Corp.*	4,800	118,224

		294,094
Metals & Mining 1.7%
Alcoa, Inc.	11,200	454,608
Allegheny Technologies, Inc.	500	37,500
Freeport-McMoRan Copper & Gold, Inc.	3,566	412,622
Newmont Mining Corp.	2,000	95,060
Nucor Corp.	1,500	112,200
Titanium Metals Corp.	1,200	20,880
United States Steel Corp.	2,363	408,114

		1,540,984
Paper & Forest Products 0.1%
MeadWestvaco Corp.	1,000	25,730
Weyerhaeuser Co.	500	31,165

		56,895
Telecommunication Services 3.5%
Diversified Telecommunication Services 3.3%
AT&T, Inc.	44,796	1,787,361
CenturyTel, Inc.	700	24,787
Embarq Corp.	3,166	149,815
FairPoint Communications, Inc.	383	3,447
Qwest Communications International, Inc.	6,200	30,070
Verizon Communications, Inc.	19,958	767,784
Windstream Corp.	11,400	152,076

		2,915,340
Wireless Telecommunication Services 0.2%
Sprint Nextel Corp.	22,500	210,600
Utilities 5.4%
Electric Utilities 3.2%
American Electric Power Co., Inc.	6,792	287,505
Duke Energy Corp.	9,600	177,408
Edison International	2,400	127,752

Entergy Corp.	2,895	349,629
Exelon Corp.	4,600	404,800
FirstEnergy Corp.	4,671	367,655
FPL Group, Inc.	4,954	334,494
Pepco Holdings, Inc.	800	21,632
Pinnacle West Capital Corp.	500	16,890
PPL Corp.	4,000	205,240
Progress Energy, Inc.	5,600	239,456
Southern Co.	8,053	291,519

		2,823,980
Gas Utilities 0.4%
Nicor, Inc.	4,400	179,652
Questar Corp.	2,200	141,284

		320,936
Independent Power Producers & Energy Traders 0.3%
Constellation Energy Group, Inc.	3,200	275,936
Multi-Utilities 1.5%
CenterPoint Energy, Inc.	11,700	198,198
CMS Energy Corp.	8,200	127,838
Consolidated Edison, Inc.	5,800	239,540
Dominion Resources, Inc.	4,100	189,830
DTE Energy Co.	2,900	128,296
Integrys Energy Group, Inc.	1,500	77,025
NiSource, Inc.	1,200	21,708
Public Service Enterprise Group, Inc.	3,400	150,484
Sempra Energy	800	46,248
TECO Energy, Inc.	7,900	160,923
Xcel Energy, Inc.	1,000	21,310

		1,361,400

Total Common Stocks (Cost $68,908,235)		88,914,494
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
US Treasury Obligation
US Treasury Bill, 2.97%**, 6/26/2008 (b) (Cost $134,722)	135,000	134,823
	Shares	Value ($)

Securities Lending Collateral 0.3%
Daily Assets Fund Institutional, 2.76% (c) (d) (Cost $258,270)	258,270	258,270
Cash Equivalents 0.9%
Cash Management QP Trust, 2.48% (c) (Cost $785,595)	785,595	785,595
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $70,086,822) †	101.1	90,093,182
Other Assets and Liabilities, Net	(1.1)	(958,408)

Net Assets	100.0	89,134,774

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*					Non-income producing security.
**					Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $70,086,822. At May 31, 2008, net unrealized appreciation for all securities based on tax cost was $20,006,360. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,780,238 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,773,878.

(a)					All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2008 amounted to $255,756 which is 0.3% of net assets.
(b)					At May 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)					Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At May 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P Mini 500 Index	6/20/2008	14	969,330	980,350	11,020

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 89,958,359	$ 11,020
Level 2 - Other Significant	134,823	-
Observable Inputs
Level 3 - Significant	-	-
Unobservable Inputs
Total	$ 90,093,182	$ 11,020

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective December 1, 2007, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced S&P 500 Index Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Enhanced S&P 500 Index Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 21, 2008